Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2018
Commissions and fees
in	2018	2017	2016
Commissions and fees (CHF million)
Lending business	1,931	1,839	1,818
Investment and portfolio management	3,582	3,494	3,209
Other securities business	48	46	46
Fiduciary business	3,630	3,540	3,255
Underwriting	1,718	1,806	1,364
Brokerage	2,813	3,004	3,028
Underwriting and brokerage	4,531	4,810	4,392
Other services	1,798	1,628	1,627
Commissions and fees	11,890	11,817	11,092

Bank
Commissions and fees
in	2018	2017	2016
Commissions and fees (CHF million)
Lending business	1,902	1,809	1,790
Investment and portfolio management	3,415	3,320	3,043
Other securities business	83	82	72
Fiduciary business	3,498	3,402	3,115
Underwriting	1,735	1,817	1,364
Brokerage	2,797	3,006	3,029
Underwriting and brokerage	4,532	4,823	4,393
Other services	1,810	1,638	1,640
Commissions and fees	11,742	11,672	10,938